CANDEV RESOURCE EXPLORATION, INC.
#2200 - 1177 West Hastings Street
Vancouver, British Columbia
V6E 2K3
Tel: (604) 688-7526
Fax: (604) 647-0631

Mail Stop 7010

February 21, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Attention:  Anne Nguyen Parker, Branch Chief

Dear Sirs/Mesdames:

Re:	Candev Resource Exploration, Inc. Registration Statement on Form SB-2 File No. 333-140122 Filed January 22, 2007

We are submitting Amendment No. 1 to a Registration Statement on Form SB-2 that is responsive to your comment letter dated February 16, 2007. Candev initially filed its Form SB-2 on January 22, 2007.

We have repeated the comments from your letter dated February 16, 2007 below, followed by our responses to your comments. The page numbering below, if any, refers to the same page numbers of the clean copy of the re-filed registration statement.

Risk Factors

Because our sole executive office and director has only agreed to provide his services on a part-time basis ..., page 3

1.         Please expand this risk factor to disclose that Mr. McLeary also is currently the sole director and officer of Med-Tech Solutions, Inc.  Please briefly describe the business of Med-Tech and disclose that Mr. McLeary devotes approximately 8-10 hours per week to the affairs of Med-Tech.  Finally, please disclose that Mr. McLeary has represented in the most recent Form 10-KSB for Med-Tech that, if the demands of Med-Tech's business require the full business time of Mr. McLeary, he is prepared to adjust his timetable to devote up to 40-50 hours a week to Med-Tech.

February 21, 2007

Response

The risk factor has been revised to disclose Mr. McLeary's representation in Med-Tech's Form 10-KSB regarding competing demands for Mr. McLeary's time.

We have inserted the following:

"Mr. McLeary also is currently the sole director and officer of Med-Tech Solutions, Inc., a development stage company focused on the marketing and distribution of a medical pessary device designed for women. Mr. McLeary devotes approximately 8-10 hours per week to the affairs of Med-Tech. Med-Tech has represented in its Form 10-KSB filed on February 13, 2007 that if the demands of Med-Tech's business requires the full business time of Mr. McLeary, Mr. McLeary is prepared to adjust his timetable to devote up to 40-50 hours a week. If Mr. McLeary substantially increases his time devoted to the business affairs of Med-Tech, he will not be able to devote sufficient time to the management of our business. As a result, our business development may be delayed and our operations may not receive the full attention of Mr. McLeary because of competing demands from Med-Tech."

We have also added disclosure in the Plan of Operation on page 28 that Mr. McLeary has competing demands for his time from Med-Tech.

Directors, Executive Officers, Promoters and Control Persons, page 13

2.         Please expand Mr. Mark A. McLeary's biographical sketch to describe the business that Med-Tech Solutions, Inc. operates.

Response

The biographical sketch has been expanded to include a description of the business of Med-Tech as follows:

"Med-Tech is a development stage company focused on the marketing and distribution of a medical pessary device designed for women."

Exhibit 5.1

3.         We note the statement indicating that you "have assumed .... the due authorization ... by all parties to the documents."  Implicit in the legality opinion is the determination as to the legal authority of the parties executing documents reviewed in connection with the preparation of the legality opinion.  The due authorization of such parties cannot therefore be assumed.  Please obtain a new opinion that excludes the assumption.

Response

The assumption of due authorization has been removed from the legal opinion by Fraser and Company LLP in the revised Exhibit 5.1 filed with the amended Form SB-2 registration statement.

4.         Please remove the disclaimer that "This opinion is rendered solely for your benefit in connection with the transaction described herein and may not be delivered to or relied upon by any other person without

February 21, 2007

our prior written consent." Investors, not just the addressees of your opinion, Candev and Mr. McLeary, are entitled to rely upon the legal opinion.

Response

The disclaimer has been deleted in the re-filed legal opinion of Fraser and Company LLP.

If you have questions, please feel free to contact us.

Yours truly,
CANDEV RESOURCE EXPLORATION, INC.

Per:

/s/ Mark A. McLeary
Mark A. McLeary, President

Encls.

cc: Fraser and Company LLP
Attention: Kit H. Lui